Subsequent Event (Details) - Subsequent Event [Member]	Jan. 16, 2026 $ / shares shares
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00064
Common Stock, Shares, Issued	26,660,000
Common Stock, Shares, Outstanding	1,666,250
Maximum [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized	1,250,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00004
Common Stock, Shares, Issued	26,660,000
Common Stock, Shares, Outstanding	26,660,000
Minimum [Member]
Subsequent Events [Line Items]
Ordinary shares, shares authorized	78,125,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00064
Common Stock, Shares, Issued	1,666,250
Common Stock, Shares, Outstanding	1,666,250